Decommissioning Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Line Items]
Estimated reclamation discount rate	3.00%	2.90%
Closure cost obligations discount rate	7.40%	10.50%
Decommissioning liabilities	$ 165.2	$ 134.0
Bottom of range
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	1.70%	1.90%
Top of range
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	3.60%	9.50%